Document And Entity Information	Nov. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2026
Entity Registrant Name	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.
Entity Central Index Key	0000746515
Entity Emerging Growth Company	false
Entity File Number	001-41871
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	91-1069248
Entity Address, Address Line One	3545 Factoria Blvd SE
Entity Address, Address Line Two	Sterling Plaza 2
Entity Address, Address Line Three	3rd Floor
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98006
City Area Code	206
Local Phone Number	674-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	EXPD
Security Exchange Name	NYSE